Pension and Other Postretirement Benefits, Employee Savings Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing Operations [Member]
Defined Benefit Plan Disclosure [Line Items]
Company's matching contributions in L-3 Holdings' common stock and cash	$ 115	$ 118	$ 131
Discontinued Operations [Member]
Defined Benefit Plan Disclosure [Line Items]
Company's matching contributions in L-3 Holdings' common stock and cash	$ 8	$ 12	$ 24